DESCRITPION OF BUSINESS, BASIS OF PRESENTATION AND RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRITPION OF BUSINESS, BASIS OF PRESENTATION AND RISKS AND UNCERTAINTIES	DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND RISKS AND UNCERTAINTIES
Description of Business—On October 8, 2021 (the “Closing Date”), ACON S2 Acquisition Corp. (“STWO”), a publicly traded special purpose acquisition company, consummated a merger pursuant to the Agreement and Plan of Merger, dated May 6, 2021 (the “Merger Agreement”), by and among STWO, SCharge Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of STWO (“Merger Sub”), and ESS Tech, Inc., a Delaware corporation (“Legacy ESS”) following the approval at a special meeting of the stockholders of STWO held on October 5, 2021.
Pursuant to the terms of the Merger Agreement, STWO deregistered by way of continuation under the Cayman Islands Companies Act (2021 Revision) and registered as a corporation in the State of Delaware under Part XII of the Delaware General Corporation Law (the “Domestication”), and a business combination between STWO and Legacy ESS was effected through the merger of Merger Sub with and into Legacy ESS, with Legacy ESS surviving as a wholly owned subsidiary of STWO (together with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, STWO changed its name from “ACON S2 Acquisition Corp” to “ESS Tech, Inc.” (the “Company” or “ESS”), and its common shares of stock and warrants for shares of ESS common stock commenced trading on the New York Stock Exchange under the new ticker symbols “GWH” and “GWH.W”, respectively.
ESS is a long-duration energy storage company specializing in iron flow battery technology. ESS develops long-duration iron flow batteries for commercial and utility-scale energy storage applications requiring four or more hours of flexible energy capacity. The Company’s products are designed for a 25-year operating life without performance degradation, and with minimal annual operations and maintenance requirements. The Company is in the research and development phase. Its products are still being developed and do not yet meet standard specifications to be sold (“Commercially Available”).
Basis of Presentation—The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Pursuant to the Merger Agreement, the merger between Merger Sub and Legacy ESS was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, STWO was treated as the “acquired” company and Legacy ESS was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy ESS issuing stock for the net assets of STWO, accompanied by a recapitalization. The net assets of STWO were stated at historical cost, with no goodwill or other intangible assets recorded. Legacy ESS was determined to be the accounting acquirer based on the following predominant factors:
•Legacy ESS’s existing stockholders had the greatest voting interest in the Company;
•Legacy ESS’s directors represented all of the new board of directors of the Company;
•Legacy ESS’s senior management continued as the senior management of the Company; and,
•Legacy ESS had the larger employee base.
The assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy ESS. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of approximately 1.47 (the “Per Share Consideration”) established in the Business Combination.
Risks and Uncertainties—The Company is subject to a number of risks associated with companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital and financing to fund operations, competition from substitute products and services from larger companies, legal protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19 presents material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results.
Segment Information—The Company has determined that its Chief Executive Officer (“CEO”) is its chief operating decision maker (“CODM”). The CEO reviews financial information for purposes of assessing performance and making decisions on how to allocate resources. The Company has determined that it operates in a single reportable segment.
Substantially all of the Company’s operations and long-lived assets were attributable to operations in the United States as of December 31, 2021 and 2020.
Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of commitments and contingencies as of the date of the financial statements and the reported amounts of expenses during the reporting periods. Such estimates relate to, among others, the useful lives and assessment of recoverability of property and equipment, deferred tax assets valuation, determination of the fair value of the Company’s Bridge Loan, warrant liabilities, Series C-2 Convertible Preferred Stock Issuance Right, earnout liabilities, earnout warrant liabilities, public warrants, private warrants, as well as other accruals. These estimates are based on historical trends, market pricing, current events and other relevant assumptions and data points. Actual results could differ from those estimates and such differences may be material to the financial statements.
Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and restricted cash. The Company’s cash and cash equivalents include cash in bank accounts and money market accounts. The Company’s restricted cash includes a certificate of deposit and performance and payment bond. Deposits held with banks may exceed the amount of insurance provided on such deposits.